Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
INTANGIBLE ASSETS

Note 8 – INTANGIBLE ASSETS

	December 31, 2023	December 31, 2022
Intangible assets- brand name	$533,816	$535,815
Accumulated amortization	(107,500)	(53,975)
Intangible assets, net	$426,316	$481,840

The intangible assets mainly include Bo Ling’s Chinese Restaurant, Inc.’s brand name to attract customers and bring in increased revenue to benefit the Company.

During the years ended December 31, 2023, 2022 and 2021, amortization expense amounted to $55,524, $34,507 and $28,253, respectively.

Estimated future amortization expense is as follows:

Years ended December 31,	Amortization expense
2024	$53,290
2025	53,290
2026	53,290
2027	53,290
2028	53,290
Thereafter	159,866
$426,316